SHARE OPTION PLANS, 2020 Long Term Incentive Plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) shares yr $ / shares	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2018 USD ($)
Stock Plan [Abstract]
Number of shares authorized (in shares)	108,058,003	107,478,212
Expected term | yr	10
Volatility	47.70%
Risk-free rate	1.20%
Number [Abstract]
Share-based payments | $	$ 359	$ 4,087	$ 8,386
Share-based payments from discontinued operations | $	$ 0	$ 875	1,299
2020 Long Term Incentive Plan [Member]
Stock Plan [Abstract]
Option vested (in shares)	40,500
Fair value of common shares (in dollars per share) | $ / shares	$ 12.66
Expected term | yr	10
Volatility	47.70%
Risk-free rate	1.20%
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share) | $ / shares	$ 12.75
Granted during the period (in dollars per share) | $ / shares	0
Exercised during the period (in dollars per share) | $ / shares	0
Forfeited / cancelled / expired during the period (in dollars per share) | $ / shares	0
Outstanding as of end of the period (in dollars per share) | $ / shares	12.75	$ 12.75
Exercisable as of end of period (in dollars per share) | $ / shares	$ 12.75
Number [Abstract]
Outstanding as of beginning of the period (in shares)	338,432
Granted during the period (in shares)	0
Exercised during the period (in shares)	0
Forfeited / cancelled / expired during the period (in shares)	0
Outstanding as of end of the period (in shares)	338,432	338,432
Exercisable as of end of the period (in shares)	40,500
Share-based payments | $	$ 295	$ 0	$ 0
Unrecognized compensation expense | $	$ 2,200
Period for recognition of compensation expense	48 months
Share-based payments from discontinued operations | $	$ 0	900
2020 Long Term Incentive Plan [Member] | Bottom of Range [Member]
Stock Plan [Abstract]
Option, vesting term	13 months
2020 Long Term Incentive Plan [Member] | Top of Range [Member]
Stock Plan [Abstract]
Number of shares authorized (in shares)	1,287,362.13
Option term	10 years
Option, vesting term	4 years
2017 IBEX Stock Plan, Phantom Stock Plan and 2018 RSA Plan [Member]
Number [Abstract]
Share-based payments | $	$ 1,300	$ 4,900